Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Inventories [Abstract]
Disclosure of detailed information about inventories [Table Text Block]
	Dec. 31, 2024	Dec. 31, 2023
Current
Stockpile	$26.9	$52.4
Finished goods	81.6	61.3
Materials and supplies	88.9	93.6
	197.4	207.3
Non-current
Stockpile	2.2	9.6
Low grade stockpile[1]	5.5	5.8
Materials and supplies	8.9	9.0
	16.6	24.4
	$214.0	$231.7